FIXED ASSETS, NET - Movement of Fixed assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
PP&E
Property, plant and equipment at beginning of period	R$ 32,662,912	R$ 33,315,874
Addition/ Constitution	2,318,325	1,317,549
Write-offs/ reversals	304,712	(210,839)
Depreciation	(1,795,844)	(1,793,046)
Transfer	100,460	33,374
Transfers Held for Sales/Merger	(222,584)
Property, plant and equipment at end of period	33,367,981	32,662,912
Fixed assets in service
PP&E
Property, plant and equipment at beginning of period	18,904,597	20,978,723
Addition/ Constitution	(167,545)	(968,866)
Write-offs/ reversals	573,058	76,755
Depreciation	(1,676,004)	(1,676,164)
Transfer	1,829,955	494,149
Transfers Held for Sales/Merger	(115,964)
Property, plant and equipment at end of period	19,348,097	18,904,597
Fixed assets in service | Right-of-use
PP&E
Property, plant and equipment at beginning of period	1,107,704	1,255,295
Addition/ Constitution	53,601	2,555
Write-offs/ reversals	2,860	(33,264)
Depreciation	(119,840)	(116,882)
Transfer	(21)
Property, plant and equipment at end of period	1,044,304	1,107,704
Dams, reservoirs and water mains
PP&E
Property, plant and equipment at beginning of period	6,689,554	6,931,726
Addition/ Constitution		94,218
Write-offs/ reversals		(37,741)
Depreciation	(305,483)	(377,395)
Transfer	28,924	78,746
Property, plant and equipment at end of period	6,412,995	6,689,554
Buildings, civil works and improvements
PP&E
Property, plant and equipment at beginning of period	3,124,535	3,282,430
Addition/ Constitution	3,447	2,367
Write-offs/ reversals		(3,999)
Depreciation	(193,055)	(190,430)
Transfer	(32,865)	34,167
Transfers Held for Sales/Merger	(16,897)
Property, plant and equipment at end of period	2,885,165	3,124,535
Buildings, civil works and improvements | Right-of-use
PP&E
Property, plant and equipment at beginning of period	156,901	219,192
Addition/ Constitution	45,823	99
Write-offs/ reversals	2,903	(18,840)
Depreciation	(34,673)	(43,550)
Transfer	(323)
Property, plant and equipment at end of period	170,631	156,901
Machines and equipment
PP&E
Property, plant and equipment at beginning of period	11,928,760	13,067,839
Addition/ Constitution	67,914	879
Write-offs/ reversals	(179,523)	(583,797)
Depreciation	(1,160,899)	(1,076,178)
Transfer	1,692,395	520,017
Transfers Held for Sales/Merger	(122,841)
Property, plant and equipment at end of period	12,225,806	11,928,760
Machines and equipment | Right-of-use
PP&E
Property, plant and equipment at beginning of period	946,935	1,031,839
Addition/ Constitution		2,363
Write-offs/ reversals	(43)	(14,424)
Depreciation	(84,911)	(72,843)
Transfer	(4)
Property, plant and equipment at end of period	861,977	946,935
Other
PP&E
Property, plant and equipment at beginning of period	218,452	340,105
Addition/ Constitution	23,832	(152,414)
Write-offs/ reversals	13,851	(2,573)
Depreciation	(16,567)	(32,161)
Transfer	39,391	65,495
Transfers Held for Sales/Merger	12
Property, plant and equipment at end of period	278,971	218,452
Other | Right-of-use
PP&E
Property, plant and equipment at beginning of period	3,868	4,264
Addition/ Constitution	7,778	93
Depreciation	(256)	(489)
Transfer	306
Property, plant and equipment at end of period	11,696	3,868
Provision for recoverable value of assets (Impairment)
PP&E
Property, plant and equipment at beginning of period	(3,056,704)	(2,643,377)
Addition/ Constitution	(262,738)	(913,916)
Write-offs/ reversals	738,730	(704,865)
Transfer	102,110	(204,276)
Transfers Held for Sales/Merger	23,762
Property, plant and equipment at end of period	(2,454,840)	(3,056,704)
Fixed assets in progress
PP&E
Property, plant and equipment at beginning of period	12,650,611	11,081,856
Addition/ Constitution	2,432,269	2,283,860
Write-offs/ reversals	(271,206)	(254,330)
Transfer	(1,729,474)	(460,775)
Transfers Held for Sales/Merger	(106,620)
Property, plant and equipment at end of period	12,975,580	12,650,611
Fixed assets in progress and its provision
PP&E
Property, plant and equipment at beginning of period	17,159,375	15,794,896
Addition/ Constitution	2,432,269	2,283,860
Write-offs/ reversals	(271,206)	(254,330)
Transfer	(1,729,474)	(665,051)
Transfers Held for Sales/Merger	(106,620)
Property, plant and equipment at end of period	17,484,344	17,159,375
Provision for recoverable value of asset (Impairment)
PP&E
Property, plant and equipment at beginning of period	(4,508,764)	(4,713,040)
Transfer		204,276
Property, plant and equipment at end of period	R$ (4,508,764)	R$ (4,508,764)